Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Prospectus Date	rr_ProspectusDate	Jun. 27, 2017
Class R6 | INVESCO Tax-Exempt Cash Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO TAX-EXEMPT CASH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 20% of its net assets in money market instruments that may be subject to federal taxes, including Treasury securities, repurchase agreements, commercial paper, and U.S. dollar-denominated foreign securities.

The Fund invests primarily in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities (which include tender option bonds and variable rate instruments which are created when fixed rate bonds are coupled with a third-party demand feature) and certain types of industrial revenue bonds are treated as municipal securities.

Other securities held by the Fund provide the Fund the right to demand payment at specified intervals prior to maturity, which has the effect of shortening the security’s maturity.

The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.

The Fund intends to qualify as a Retail Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the “Shareholder Account Information – Purchasing Shares” section of this Prospectus. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7, of no more than 120 calendar days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.

The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.

The Fund may also invest in daily and weekly variable-rate demand notes.

In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

		The Adviser normally holds portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change. The Adviser also considers selling a security if: (i) the issuer’s credit quality declines; (ii) the issuer’s geographic region changes negatively; (iii) interest rates change; or (iv) to enhance yield.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Alternative Minimum Tax Risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.

Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact a money market fund’s operations and possibly negatively impact its return.

Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

		Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact a money market fund’s operations and possibly negatively impact its return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.

Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Class A shares. Although the Class R6 shares are invested in the same portfolio of securities, Class R6 shares’ returns of the Fund will be different from Class A returns of the Fund as they have different expenses.

		Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A year-to-date (ended March 31, 2017): 0.01%
Best Quarter (ended September 30, 2007): 0.73%
		Worst Quarter (ended March 31, 2010, March 31, 2011, March 31, 2014, June 30, 2014, September 30, 2014, March 31, 2015, June 30, 2015, September 30, 2015, March 31, 2016, June 30, 2016 and September 30, 2016): 0.00%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Class A shares. Although the Class R6 shares are invested in the same portfolio of securities, Class R6 shares’ returns of the Fund will be different from Class A returns of the Fund as they have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Class R6 | INVESCO Tax-Exempt Cash Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 847
1 Year	rr_AverageAnnualReturnYear01	0.18%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.11%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.50%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017	[3]
Class R6 | INVESCO Tax-Exempt Cash Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	2.82%
2008	rr_AnnualReturn2008	1.52%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.06%
2013	rr_AnnualReturn2013	0.11%
2014	rr_AnnualReturn2014	0.11%
2015	rr_AnnualReturn2015	0.11%
2016	rr_AnnualReturn2016	0.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Class R6 | INVESCO Tax-Exempt Cash Fund | Return After Taxes on Distributions | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.08%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017	[3]
Class R6 | INVESCO Tax-Exempt Cash Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.08%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017	[3]

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	Class R6 shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is September 22, 1982.